Other operating expenses, net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Stock-based compensation expense	$ 19.7	$ 10.4	$ 7.5
Business transformation costs	23.4	5.4	0.0
Restructuring charges	5.5	6.5	33.8
Other employee termination costs	8.1	1.5	0.0
Gain on sale of property, plant and equipment	(11.3)	(0.7)	(2.8)
Acquisition and integration related expenses	3.1	5.5	7.1
Advisory fees to CVC and CD&R	0.0	0.0	2.8
Contract termination fee to CVC and CD&R	0.0	0.0	26.2
Other	6.9	8.6	14.4
Total other operating expenses, net	$ 55.4	$ 37.2	$ 89.0